SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of Changes in Liabilities Arising from Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amortization of discount	$ 2,434	$ 1,883
Convertible debenture conversion	(60)
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	117,082	119,850
Additions	80,000
Interest	626	845
Payments	(20,000)	(32,288)
Acquisition of Roxgold		31,711
Transaction costs	(688)	(3,036)
Liabilities arising from financing activities at end of period	177,020	117,082
Convertible Debenture
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	40,407	38,766
Interest	1,808	1,641
Convertible debenture conversion	(60)
Liabilities arising from financing activities at end of period	42,155	40,407
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	29,405	19,497
Additions	2,774	7,397
Interest	2,623	2,336
Loss on debt modifications	(729)
Payments	(12,209)	(11,928)
Terminations	(661)	(1,203)
Acquisition of Roxgold		13,597
Foreign exchange	143	(291)
Liabilities arising from financing activities at end of period	$ 21,346	$ 29,405